NB Crossroads Private Markets Fund VI Advisory LP (the “Partnership”) invests substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ equity owned by the Partnership at December 31, 2023, was 16.22%. The Partnership has included the Master Fund’s schedule of investments as of December 31, 2023, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 29, 2024.

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

December 31, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (26.44%)
BC Partners XI GD - I LP	Primary	07/2021-12/2023	Europe	$5,500,002	$6,125,574
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	5,430,225
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-10/2023	North America	5,639,252	5,982,340
Green Equity Investors Offshore Fund IX, L.P.	Primary	08/2023	North America	76,931	97,217
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-10/2023	North America	6,422,407	7,027,988
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,173,770	6,129,977
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,606,324	2,945,760
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,000	3,042,695
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	2,005,210
Magenta Blocker Aggregator LP	Co-Investment	07/2021-12/2022	North America	1,866,895	2,308,027
NB RR Co-Invest LP	Co-Investment	10/2020-09/2023	North America	4,461,364	6,915,114
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	5,703,705	3,313,000
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,705,878	4,435,000
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	5,418,998
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	2,287,823
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	2,577,699
Silver Lake Partners VI, L.P.	Primary	01/2021-12/2023	North America	7,367,556	7,828,389
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022-09/2023	North America	3,510,600	4,387,665
Thoma Bravo XIV- A, L.P.	Primary	04/2021-02/2023	North America	6,647,957	7,897,000
TPG Asia VI Digs 1 L.P.	Co-Investment	11/2020	Asia	3,227,764	1,839,692
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020-11/2022	North America	1,811,616	2,674,777
				81,886,868	90,670,170
Small and Mid-cap Buyout (57.68%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	2,802,532	4,184,941
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-10/2023	North America	4,500,001	5,816,967
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-05/2023	North America	4,166,182	6,082,626
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	7,634,344
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2023	Europe	5,531,321	8,331,672
Breakaway Co-Investment Holdings LP	Co-Investment	10/2021	North America	2,282,908	4,007
Charlesbank Equity Fund X, L.P.	Primary	09/2021-11/2023	North America	6,601,411	8,042,701
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,152,665
Compass Syndication L.P.	Co-Investment	10/2021-12/2023	North America	1,110,652	1,221,867
Crosspoint Capital Fund I, LP	Primary	04/2021-10/2023	North America	10,989,544	12,740,918
EMK Capital Partners II LP	Primary	09/2021-10/2023	Europe	6,198,255	7,595,105
Ethos Capital Investments A LP	Primary	10/2021-12/2023	North America	4,563,067	7,136,660
Evidence Co-Invest LP	Co-Investment	12/2020-12/2023	North America	3,924,065	4,621,494
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	1,789,650
Greenbriar Equity Fund V, L.P.	Primary	08/2021-08/2023	North America	11,623,461	13,956,591
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	4,130,978
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,397	3,328,753
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	9,170,573
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-11/2023	North America	1,013,897	1,000,000
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-10/2023	North America	769,357	802,490
New Mountain Partners VI, L.P.	Primary	03/2021-12/2023	North America	5,523,222	6,561,310
Nordic Capital X Alpha, L.P.	Primary	05/2021-11/2023	Europe	8,405,667	11,113,020
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	1,304,852
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	288,579
Oakley Capital V-B2 SCSp	Primary	05/2022-06/2023	Europe	1,333,038	1,426,968
Patriot SPV, L.P.	Secondary	03/2021-10/2023	North America	3,431,975	6,192,374
PPC III-A LP	Primary	03/2021-10/2023	North America	11,465,910	13,551,217
Prime Acquisitions Holdco, LP	Co-Investment	08/2021-08/2023	North America	6,299,438	6,813,467
Riverside Fund V CF-B, L.P.	Secondary	03/2021-05/2023	North America	3,071,437	3,371,126
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020-08/2023	North America	1,328,341	1,601,341
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,711,810	5,070,555
Tailwind TPRC Investor, LP	Co-Investment	01/2021-09/2023	North America	1,823,835	2,617,990
THL HT Parallel SPV, L.P.	Secondary	12/2020-12/2023	North America	4,269,325	8,111,233
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-12/2023	North America	7,980,570	9,525,000
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-11/2023	North America	5,954,714	5,568,445
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,949,209
				150,111,170	197,811,688

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (7.22%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	419,553	1,100,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-09/2023	North America	10,022,327	14,100,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2022	North America	4,041,771	2,606,841
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	3,799,209	6,944,735
				18,282,860	24,751,576
Venture Capital (9.48%)
ACME Fund IV, LP	Primary	12/2021-08/2023	North America	2,063,245	1,548,064
Blackstone Growth L.P.	Primary	01/2021-11/2023	North America	6,355,780	5,621,138
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-12/2023	North America	2,029,226	2,762,673
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-12/2022	North America	4,836,392	3,941,744
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	1,569,414	344,409
GGV Capital Fund VIII L.P.	Primary	04/2021-09/2023	North America	4,064,000	3,706,820
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-11/2022	North America	736,000	763,369
Meritech Capital Partners VII L.P.	Primary	11/2020-11/2023	North America	3,150,000	3,364,732
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,403,153
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,802,761
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-10/2023	North America	2,611,260	2,793,436
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,507,857	3,474,795
				34,735,071	32,527,094

Short Term Investments	Cost	Fair Value
Money Market Fund (1.43%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	4,920,111	4,920,111
	4,920,111	4,920,111

Total Investments (cost $289,936,080) (102.25%)		350,680,639
Other Assets & Liabilities (Net) (-2.25%)		(7,704,439)
Partners' Capital - Net Assets (100.00%)		$342,976,200

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2023 aggregated $285,015,969. Total fair value of illiquid and restricted securities at December 31, 2023 was $345,760,528 or 100.82% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of December 31, 2023.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$5,418,998	$85,251,172	$90,670,170
Small and Mid-cap Buyout	-	-	12,422,826	185,388,862	197,811,688
Special Situations	-	-	-	24,751,576	24,751,576
Venture Capital	-	-	-	32,527,094	32,527,094
Money Market Fund	4,920,111	-	-	-	4,920,111
Total	$4,920,111	$-	$17,841,824	$327,918,704	$350,680,639

Significant Unobservable Inputs

As of December 31, 2023, the Master Fund had investments valued at $350,680,639. The fair value of investments valued at $327,918,704 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2023.

			Unobservable Inputs
Investments	Fair Value 12/31/23	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$5,418,998	Market Comparables	LTM EBITDA	18.3x	18.3x
Small and Mid-cap Buyout	10,633,176	Market Comparables	LTM EBITDA	12.8 - 15.0x	13.5x
Small and Mid-cap Buyout	1,789,650	Market Comparables	LTM Net Revenue	12.0x	12.0x
Total	$17,841,824

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$169,210	$-

During the period ended December 31, 2023 unrealized depreciation and realized gains from Level 3 investments were $1,404,116 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during period ended December 31, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2023 is one to ten years, with the possibility of extensions by each of the Underlying Investments.